Cash and cash equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash and cash equivalents [Line items]
Short-term deposits, classified as cash equivalents	£ 1,226	£ 161
Cash and cash equivalents	2,250	1,044	£ 684
Restricted cash and cash equivalents	55	50
United Kingdom, Pounds
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	1,790	634
India, Rupees
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	73	36
Taiwan, New Dollars
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	40	46
Euro Member Countries, Euro
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	30	29
United States of America, Dollars
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	27	39
Other currencies
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	£ 290	£ 260